Summary of Significant Accounting Policies - Summary of Acquired Intangible Assets Other than Goodwill (Details)	12 Months Ended
Dec. 31, 2020
Student Base | Minimum
Finite Lived Intangible Assets [Line Items]
Acquired intangible assets, amortization periods	2 years 2 months 12 days
Student Base | Maximum
Finite Lived Intangible Assets [Line Items]
Acquired intangible assets, amortization periods	7 years
Trademark
Finite Lived Intangible Assets [Line Items]
Acquired intangible assets, amortization periods	5 years 4 months 24 days
Acquired intangible assets, amortization method	Indefinite
Relationship with Partnership School
Finite Lived Intangible Assets [Line Items]
Acquired intangible assets, amortization periods	6 years 4 months 24 days
Franchise Agreement
Finite Lived Intangible Assets [Line Items]
Acquired intangible assets, amortization periods	3 years 4 months 24 days